Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables	Trade and Other Receivables
	June 30,	December 31,
	2024	2023
Trade accounts receivable	$289,446	$155,785
Sales taxes receivable	22,275	39,111
Other receivables	–	89,617
	$311,721	$284,513